Subsequent Events (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
Note 9 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than described in these condensed financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On October 12, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with AMCI Merger Sub Corp., a Delaware corporation and newly formed wholly-owned subsidiary of the Company (“Merger Sub”), AMCI Sponsor LLC, a Delaware limited liability company (the “Sponsor”), solely in the capacity as the representative from and after the effective time of the Merger (as defined below) (the “Effective Time”) for the stockholders of the Company (other than the Advent stockholders) (the “Purchaser Representative”), Advent Technologies Inc., a Delaware corporation (“Advent”), and Vassilios Gregoriou, solely in his capacity as the representative from and after the Effective Time for the Advent stockholders (the “Seller Representative”).

Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, upon the consummation of the transactions contemplated by the Merger Agreement (the “Closing”), Merger Sub will merge with and into Advent (the “Merger” and, together with the Warrant Amendment and the other transactions contemplated by the Merger Agreement, the “Transactions”), with Advent continuing as the surviving corporation in the Merger and a wholly-owned subsidiary of the Company.  In the Merger, (i) all shares of Advent common stock and Advent preferred stock (together, “Advent Stock”) issued and outstanding immediately prior to the Effective Time (other than those properly exercising any applicable dissenters rights under Delaware law) will be converted into the right to receive the Merger Consideration (as defined below) (with Advent preferred stock treated on an as-converted to Advent common stock basis); and (ii) all outstanding options, warrants or rights to subscribe for or purchase any capital stock of Advent or securities convertible into or exchangeable for, or that otherwise confer on the holder any right to acquire any capital stock of Advent that have not been exercised or converted prior to the Effective Time will be cancelled, retired and terminated without any liability to Advent with respect thereto.  At the Closing, the Company will amend its charter to, among other matters, change its name to “Advent Technologies Holdings Inc.”.

The aggregate merger consideration to be paid pursuant to the Merger Agreement to holders of Advent Stock as of immediately prior to the Effective Time (“Advent Stockholders”) will be an amount equal to (the “Merger Consideration”) (i) $250 million, minus (ii) the estimated consolidated indebtedness of Advent and its subsidiaries as of the Closing, net of their estimated consolidated cash and cash equivalents (“Closing Net Indebtedness”).  The Merger Consideration to be paid to Advent Stockholders will be paid solely by the delivery of new shares of the Company’s Class A common stock, each valued at $10.00 per share.  The Closing Net Indebtedness (and the resulting Merger Consideration) is based solely on estimates determined shortly prior to the Closing and is not subject to any post-Closing true-up or adjustment.  The Merger Consideration will be allocated among holders of Advent Stock (including holders based on their pro rata ownership in Advent as of immediately prior to the Effective Time (treating Advent preferred stock on an as-converted to common stock basis for such purposes and including Advent Convertible Securities that have exercised or converted prior to the Effective Time).

For further information on Advent, the Merger Agreement, and the Transactions, please see the Form 8-K filed by the Company with the SEC on October 16, 2020 and Form S-4 filed by the Company on November 24, 2020.

On November 20, 2020, the Sponsor agreed to loan the Company up to $1,000,000 as a Working Capital Loan. This loan is non-interest bearing and is due at the earlier of the date on which the Company consummates its Business Combination or February 22, 2021.  On November 20, 2020, the Company borrowed $400,000 on the Working Capital Loan.

On December 17, 2020, a purported shareholder class action complaint was filed against the Company, alleging that the proposed Business Combination with Avent is both procedurally and substantively unfair. The complaint does not provide detail as to how the proposed Business Combination is unfair, either procedurally or substantively, and the Company believes it has no merit.

On December 22, 2020, the Company entered into subscription agreements with the investors named in the agreements, pursuant to which the investors agreed to purchase, and the Company agreed to sell to the investors, an aggregate of 6,500,000 shares of the Company’s Class A common stock for gross proceeds to the Company of $65,000,000 in a private placement. The closing of the private placement is contingent upon, among other customary closing conditions, the substantially concurrent closing of the Business Combination pursuant to the Merger Agreement.

Note 10 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.